1900 K Street, N.W.
Washington, DC 20006-2401
+1 202 261 3300 Main
+1 202 261 3333 Fax
www.dechert.com

WILLIAM J. BIELEFELD

william.bielefeld@dechert.com
+1 202 261 3386 Direct
+1 202 261 3333 Fax

April 27, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:          Eagle Growth and Income Opportunities Fund (formerly Third Avenue Flexible Income Fund)

Ladies and Gentlemen:

On behalf of Eagle Growth and Income Opportunities Fund (the “Registrant”), a closed-end management investment company, electronically transmitted for filing is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended, and Securities Act of 1933, as amended.  Registration fees in the amount of $136.40 were previously paid.

Please direct any questions concerning the filing to the undersigned at 202-261-3386 or Allison M. Fumai at 212-698-3526.

Very truly yours,

/s/ William J. Bielefeld